Right-Of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-Of-Use Asset [Roll Forward]
Beginning balance	$ 138.8	$ 113.8
New leases and lease renewals	53.7	63.4
Depreciation	(37.0)	(35.4)
Accelerated depreciation of assets and lease terminations	(1.1)	(0.7)
Foreign exchange and other	(0.4)	(2.3)
Ending balance	154.0	138.8
Land
Right-Of-Use Asset [Roll Forward]
Beginning balance	10.1	10.7
New leases and lease renewals	0.4	0.0
Depreciation	(0.6)	(0.6)
Accelerated depreciation of assets and lease terminations	0.0	0.0
Foreign exchange and other	0.0	0.0
Ending balance	9.9	10.1
Buildings
Right-Of-Use Asset [Roll Forward]
Beginning balance	126.8	101.0
New leases and lease renewals	52.9	63.0
Depreciation	(35.9)	(34.3)
Accelerated depreciation of assets and lease terminations	(1.1)	(0.7)
Foreign exchange and other	(0.4)	(2.2)
Ending balance	142.3	126.8
Other
Right-Of-Use Asset [Roll Forward]
Beginning balance	1.9	2.1
New leases and lease renewals	0.4	0.4
Depreciation	(0.5)	(0.5)
Accelerated depreciation of assets and lease terminations	0.0	0.0
Foreign exchange and other	0.0	(0.1)
Ending balance	$ 1.8	$ 1.9